[AIM LOGO APPEARS HERE]         Dear Shareholder:
--Registered Trademark--

             [PHOTO OF          After spending much of 1999 and 2000 battling a
           Robert H. Graham,    perceived inflation threat by raising interest
            Chairman of the     rates, the Federal Reserve Board (the Fed)
LETTER     Board of the Fund    suddenly found itself battling the very real
TO OUR      APPEARS HERE]       threat of economic recession in 2001. In its
SHAREHOLDERS                    most aggressive easing posture during the
               Greenspan era, the Fed lowered short-term interest rates nine times year-to-date, cutting the key federal funds rate (the rate banks charge one another for overnight loans) from 6.5% to 2.5%.
                Thus far the Fed's rate cuts have done little to stimulate the lackluster U.S. economy because such moves traditionally take at least six months to trickle down to the marketplace. The Fed's previous rate hikes, implemented to slow the country's growth rate, did just that. Economic growth fell from an annual rate of 8.0% in the first quarter of 2000 to 1.0% in the fourth quarter and increased only slightly in the first and second quarters of 2001.
                Continued volatility in equity markets and mixed economic news drove many investors to move money from the stock market into fixed-income markets, particularly money market instruments. Such increased demand helped drive down yields on shorter-term issues, which facilitated a reversal of the inverted Treasury yield curve.
                After largely flattening at the beginning of 2001, by the end of the reporting period the yield curve had returned to its traditional shape, meaning that yields on short-term issues had fallen below those of longer-term issues.

               FUND PROVIDES HAVEN DURING UNCERTAINTY

               For the six-month period ended September 30, 2001, Cash Reserve Portfolio, Personal Investment Class, maintained its competitive position. (Had the advisor and distributor not waived fees and expenses during the reporting period, returns would have been lower.) The Personal Investment Class ranked near the top in its Lipper category for all tax-free institutional money market funds for the one, three, five, and ten-year periods ended September 30, 2001. The portfolio also maintained the quality of its holdings, consistent with its triple-A credit rating, the highest given by Moody's Investors Service, Standard & Poor's, and Fitch ICBA.
                Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The portfolio invests solely in "First Tier" securities as defined in Rule 2a-7 under the Investment Company Act of 1940. Net assets of the Personal Investment Class of the portfolio stood at $8.7 million at the close of the reporting period. Average Monthly Yield was 1.67% for the six months, and the 7-Day Yield at 9/30/01 was 1.70%. The Triple-A rating is based on the portfolio's credit quality, composition, management, and weekly portfolio reviews. As with any money market fund, an investment is not guaranteed by the FDIC, the Federal Reserve Board, or any other government agency. There can be no assurance the portfolio will be able to maintain a stable net asset value of $1.00 per share.

                                                                     (continued)

               MARKET TURMOIL LIKELY TO CONTINUE

               It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. But inflation remains low, and the Fed's rate cuts have signaled that it is ready to move aggressively to keep markets and the economy afloat. Historically, this has been a catalyst to reinvigorate the economy, although such a resurgence takes time. Regardless of market trends, the fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.
                We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

               Respectfully submitted,


               /s/ ROBERT H. GRAHAM
               Robert H. Graham
               Chairman

SCHEDULE OF INVESTMENTS
September 30, 2001
(Unaudited)

                                                RATING(a)     PAR
                                               S&P  MOODY'S  (000)     VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS - 100.24%
ALABAMA - 3.16%
Birmingham (City of) Medical Clinic Board
 (University of Alabama Health Services
 Foundation); VRD Series 1991 RB (LOC-Amsouth
 Bank)
  2.50%, 12/01/26(b)                            A-1  VMIG-1 $24,900 $24,900,000
-------------------------------------------------------------------------------
Birmingham (City of)(YMCA-Birmingham); Public
 Park and Recreation Board Refunding VRD
 Series 1996 RB (LOC-Amsouth Bank of Alabama)
  2.38%, 06/01/16(b)                             --  VMIG-1   2,635   2,635,000
-------------------------------------------------------------------------------
Birmingham (City of) Waterworks & Sewer
 Board; Refunding Series 1992 RB
  6.10%, 01/01/02(c)(d)                         NRR     NRR   1,000   1,026,962
-------------------------------------------------------------------------------
Homewood Medical Clinic Board (Lakeshore
 Foundation Project);
 VRD Series 2000 RB (LOC-Amsouth Bank)
  2.38%, 11/01/24(b)                            A-1      --   8,000   8,000,000
-------------------------------------------------------------------------------
Mobile (City of) Industrial Development Board
 (Holnam Inc. Project); Refunding VRD Series
 1999 IDR (LOC- Bayerische Landesbank)
  2.50%, 08/01/09(b)                           A-1+  VMIG-1   1,000   1,000,000
-------------------------------------------------------------------------------
Ridge Improvement District; VRD Series 2000
 Special Assessment
 (LOC-Amsouth Bank)
  2.35%, 10/01/25(b)                             --  VMIG-1  12,000  12,000,000
===============================================================================
                                                                     49,561,962
===============================================================================
ALASKA - 0.19%
Anchorage (City of); Unlimited Tax Series
 2001 TAN
  3.75%, 12/14/01                              SP-1    MIG1   2,000   2,002,365
-------------------------------------------------------------------------------
Alaska Energy Authority (Bradley Lake);
 Refunding Power Series 1999 RB
  5.50%, 07/01/02(e)                            AAA     Aaa   1,000   1,023,238
===============================================================================
                                                                      3,025,603
===============================================================================
ARIZONA - 2.11%
Arizona Health Facilities Authority; Arizona
 Healthcare Pooled Finance
 VRD Series 2000 A RB
  2.45%, 06/01/30(b)                             --  VMIG-1  22,200  22,200,000
-------------------------------------------------------------------------------
Chandler (City of) Industrial Development
 Authority (SMP II Limited Partnership);
 Refunding VRD Series 1996 IDR
 (LOC-Bank One Arizona N.A.)
  2.37%, 12/01/15(b)                             --  VMIG-1   7,750   7,750,000
-------------------------------------------------------------------------------
Maricopa (County of) School District No. 28
 (Kyrene Elementary) Unlimited Tax Series
 1993 E GO
  6.00%, 07/01/02(c)(d)                         NRR     NRR   1,065   1,091,152
-------------------------------------------------------------------------------
Tatum Ranch Community Facilities District;
 Unlimited Tax Series 1991 A GO
  6.88%, 07/01/02(c)(d)                         NRR     NRR   1,925   2,020,154
===============================================================================
                                                                     33,061,306
===============================================================================

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
ARKANSAS - 0.45%
Hot Springs (City of) Sales & Use Tax;
 Refunding & Improvement
 Series 2001 RB
  4.25%, 07/01/02                             AA      -- $ 2,920 $    2,953,774
-------------------------------------------------------------------------------
Pulaski (County of) Public Facilites Board
 (Health Facilities-Central Arkansas
 Radiation Therapy Inc. Project);
 Educational Facilities VRD Series 2001 RB
 (LOC-Bank of America N.A.)
  2.35%, 07/01/08(b)(f)                       --      --   4,115      4,115,000
===============================================================================
                                                                      7,068,774
===============================================================================
COLORADO - 1.29%
Arvada (City of) (Water Utility
 Improvements); Refunding
 VRD Series 2001 RB
  2.65%, 11/01/20(b)(e)                     A-1+      --   1,000      1,000,000
-------------------------------------------------------------------------------
Colorado Health Facilities Authority
 (Catholic Health Initiatives);
 VRD Series 2000 B RB
  2.35%, 12/01/20(b)                         A-1  VMIG-1   6,000      6,000,000
-------------------------------------------------------------------------------
Colorado Health Facilities Authority
 (Lenoir Project); VRD Series 2001 A RB
 (LOC-KBC Bank N.V.)
  2.20%, 02/15/31(b)                          --  VMIG-1   3,400      3,400,000
-------------------------------------------------------------------------------
Colorado Health Facilities Authority
 (National Benevolent Association); VRD
 Series 2000 D RB (LOC-KBC Bank N.V.)
  2.25%, 03/01/25(b)                          --  VMIG-1   6,800      6,800,000
-------------------------------------------------------------------------------
Colorado Health Facilities Authority
 (Skyline Project); Refunding VRD
 Series 2001 B RB (LOC-KBC Bank N.V.)
  2.20%, 02/15/31(b)                          --  VMIG-1   2,100      2,100,000
-------------------------------------------------------------------------------
Colorado Springs (City of) Utilities;
 Refunding Series 1991 B RB
  7.00%, 11/15/01(c)(d)                      NRR     NRR   1,000      1,025,177
===============================================================================
                                                                     20,325,177
===============================================================================
DELAWARE - 0.08%
Delaware Transit Authority; Sr. Refunding
 Transportation Systems
 Series 1997 RB
  5.25%, 07/01/02(e)                         AAA     Aaa   1,300      1,324,776
===============================================================================
FLORIDA - 11.37%
Capital Projects Financing Authority
 (Capital Projects Loan Program);
 Refunding VRD Series 2000 H RB
  2.45%, 12/01/30(b)                          --  VMIG-1   9,000      9,000,000
-------------------------------------------------------------------------------
Florida Capital Trust Agency; Multi-Family
 Housing VRD Series 1999 B RB
  2.43%, 12/01/32(b)(g)                     A-1+      --  50,976     50,976,000
-------------------------------------------------------------------------------
Florida Department of Transportation;
 Unlimited Tax Series 1996 GO
  6.50%, 07/01/02                            AA+     Aa2   2,725      2,801,905
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Florida - (continued)
Florida (State of) Division of Bond
 Finance Department (Department of
 Environmental Protection-Preservation
 2000 Project); General Services
 Series 1996 A RB
  6.00%, 07/01/02(e)                       AAA     Aaa $ 2,000 $    2,057,657
-----------------------------------------------------------------------------
JP Morgan Putters (Florida Turnpike
 Authority); VRD Turnpike
 Series 2001 RB
  2.35%, 07/01/29(b)(e)(h)                A-1+      --  16,820     16,820,000
-----------------------------------------------------------------------------
Gulf Breeze (City of) Healthcare
 Facilities (Heritage Health Care
 Project); VRD Series 1999 RB
  2.48%, 01/01/24(b)                        --  VMIG-1   5,800      5,800,000
-----------------------------------------------------------------------------
Halifax Hospital Medical Center;
 Refunding Florida
 Hospital Series 1991 A RB
  6.75%, 10/01/01(c)(d)                    NRR     NRR   3,530      3,600,600
-----------------------------------------------------------------------------
Hollywood (City of) Water & Sewer
 Improvements; Refunding Series 1991 RB
  6.88%, 10/01/01(c)(d)                    NRR     NRR   5,000      5,100,000
-----------------------------------------------------------------------------
Jacksonville (City of) Educational
 Facilities Authority (Jacksonville
 University Project); VRD Series 1998 RB
 (LOC-First Union National Bank)
  2.25%, 10/01/22(b)                       A-1      --   2,110      2,110,000
-----------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
 Authority (Samuel C. Taylor Foundation
 Project); Refunding VRD Series 1998 RB
 (LOC-Nationsbank N.A.)
  2.35%, 12/01/23(b)(f)                     --      --   2,500      2,500,000
-----------------------------------------------------------------------------
Manatee (County of) Housing Finance
 Authority (Carriage Club Project);
 Refunding Multi-Family Housing VRD
 Series 1992 RB (LOC-Mellon Bank N.A.)
  2.25%, 12/01/05(b)                        --  VMIG-1   1,365      1,365,000
-----------------------------------------------------------------------------
Marion (County of) Hospital District
 (Munroe Regional Health System); Health
 System Improvement VRD Series 2000 RB
 (LOC-Amsouth Bank of Florida)
  2.40%, 10/01/30(b)                        --  VMIG-1   8,000      8,000,000
-----------------------------------------------------------------------------
Miami-Dade (County of) Educational
 Facilities Authority (Carlos Albizu
 University Project); VRD Series 2000 RB
 (LOC-Bank of America N.A.)
  2.35%, 12/01/25(b)(f)                     --      --  10,000     10,000,000
-----------------------------------------------------------------------------
Miami-Dade (County of) Industrial
 Development Authority (Palmer Trinity
 School Project); VRD Series 1999 IDR
  2.35%, 12/01/19                           --      --   2,900      2,900,000
-----------------------------------------------------------------------------
Miami-Dade (County of) Special
 Obligation; Series 1997 Sub-Series C RB
  4.10%, 10/01/01                          AAA     Aaa   1,000      1,000,000
-----------------------------------------------------------------------------
North Miami (City of) Educational
 Facilities (Miami Country Day School
 Project); VRD Series 1999 RB (LOC- Bank
 of America N.A.)
  2.35%, 08/01/19(b)(f)                     --      --   1,750      1,750,000
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Florida - (continued)
Orange (County of) Health Facilities
 Authority (Hospital Association Health);
 VRD Series 2000 A RB
  2.45%, 06/01/30(b)                          --  VMIG-1 $22,000 $   22,000,000
-------------------------------------------------------------------------------
Palm Beach (County of) Educational
 Facilities Authority (Atlantic College
 Project); Refunding Educational
 Facilities VRD Series 2001 RB
 (LOC- Bank of America N.A.)
  2.35%, 12/01/31(b)(f)                       --      --   3,000      3,000,000
-------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
 Authority (Jupiter Medical Center Inc.);
 VRD Series 1999 B RB (LOC-Bank of America
 N.A.)
  2.35%, 08/01/20(b)(f)                       --      --   1,440      1,440,000
-------------------------------------------------------------------------------
Palm Beach (County of) (St. Andrews School
 of Boca Raton); VRD Series 1998 RB
 (LOC-Bank of America N.A.)
  2.35%, 10/01/28(b)(f)                       --      --  13,100     13,100,000
-------------------------------------------------------------------------------
Reedy Creek Improvement District; Ltd.
 Refunding Tax Series 2001 A GO
  3.50%, 06/01/02(e)                         AAA     Aaa   1,650      1,658,607
-------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
 Treatment DACCO Project); VRD Series 2001
 RB (LOC-Bank of America N.A.)
  2.35%, 07/01/22(b)(f)                       --      --   5,400      5,400,000
-------------------------------------------------------------------------------
Tampa (City of) (Tampa Preparatory School
 Inc. Project); VRD Series 2000 RB
 (LOC-Wachovia Bank N.A.)
  2.35%, 11/01/25(b)                          --  VMIG-1   4,600      4,600,000
-------------------------------------------------------------------------------
Volusia (County of) Housing Finance
 Authority (Fishermans Landing Project);
 Refunding Multi-Family Housing VRD Series
 1992 A RB (LOC-Mellon Bank N.A.)
  2.25%, 11/01/09(b)                        A-1+      --   1,290      1,290,000
===============================================================================
                                                                    178,269,769
===============================================================================
GEORGIA - 4.61%
Cobb (County of) Kennestone Hospital
 Authority (Equipment Pool Project); VRD
 Series 1999 RAC
  2.35%, 04/01/26(b)                        A-1+  VMIG-1  23,500     23,500,000
-------------------------------------------------------------------------------
Columbus (City of) Water & Sewer
 Improvements; Series 1991 RB
  6.88%, 11/01/01(c)(d)                      NRR     NRR   2,500      2,557,099
-------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
 Authority (North Georgia Student Housing
 Project); Student Housing
 VRD Series 2001 A RB (LOC-First Union
 National Bank)
  2.25%, 10/01/01(b)                          --  VMIG-1   7,500      7,500,000
-------------------------------------------------------------------------------
De Kalb (County of); Unlimited Refunding
 Tax Series 1992 GO
  5.30%, 01/01/02                            AA+     Aaa   2,565      2,580,895
-------------------------------------------------------------------------------
De Kalb (County of) Private Hospital
 Authority (Egleston Children's Hospital);
 VRD Series 1994 A RAC (LOC-Suntrust Bank)
  2.35%, 03/01/24(b)                        A-1+  VMIG-1   1,000      1,000,000
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Georgia - (continued)
Eagle Tax Exempt Trust (State of
 Georgia); VRD Series 2000-1001 Class C
 COP
  2.38%, 07/01/15(b)(h)                  A-1+c      -- $ 7,000 $    7,000,000
-----------------------------------------------------------------------------
Floyd (County of) Development Authority
 (Shorter College Project); VRD Series
 1998 RB (LOC-Suntrust Bank)
  2.38%, 06/01/17(b)                      A-1+      --   4,000      4,000,000
-----------------------------------------------------------------------------
Fulco Hospital Authority (Shepherd
 Center, Inc. Project);
 Refunding VRD Series 1997 RAC (LOC-
 Wachovia Bank of North Carolina)
  2.35%, 09/01/17(b)                       A-1      --   1,000      1,000,000
-----------------------------------------------------------------------------
Fulton (County of) School District
 (Construction Sales Tax Notes);
 Ltd. Tax Series 2001 GO
  3.75%, 12/28/01                        SP-1+    MIG1   4,000      4,007,068
-----------------------------------------------------------------------------
LaGrange Development Authority
 (LaGrange College);
 VRD Series 2001 RB (LOC-Suntrust Bank)
  2.38%, 06/01/31(b)                        --  VMIG-1   4,000      4,000,000
-----------------------------------------------------------------------------
South (County of) Hospital Authority
 (Georgia Alliance Community
 Hospitals); VRD Series 1999 A RB
  2.45%, 04/01/29(b)(e)                     --  VMIG-1  13,900     13,900,000
-----------------------------------------------------------------------------
Tallapoosa (City of) Development
 Authority (US CAN Co. Project);
 Refunding Series 1994 IDR (LOC-Bank of
 America N.A.)
  2.20%, 02/01/15(b)                      A-1+      --   1,200      1,200,000
=============================================================================
                                                                   72,245,062
=============================================================================
HAWAII - 0.53%
Eagle Tax Exempt Trust (State of
 Hawaii); VRD Series 2000-1101 COP
  2.38%, 02/01/16(b)(e)(h)               A-1+c      --   6,000      6,000,000
-----------------------------------------------------------------------------
Honolulu (City and County of);
 Unlimited Refunding Tax
 Series 1993 B GO
  5.00%, 10/01/02                          AA-     Aa3     745        764,770
-----------------------------------------------------------------------------
Honolulu (City and County of);
 Unlimited Tax Series 1999 A GO
  5.00%, 07/01/02(e)                       AAA     Aaa   1,500      1,525,278
=============================================================================
                                                                    8,290,048
=============================================================================
ILLINOIS - 9.69%
Bear Stearns Municipal Securities Trust
 Certificates (Illinois Sales Tax);
 Class A VRD Series 1998 A-25 RB
  2.33%, 03/15/07(b)(g)(h)               A-1+c      --  10,000     10,000,000
-----------------------------------------------------------------------------
Chicago (City of) (Central Public
 Library); Unlimited Tax
 Series 1988 B GO
  6.65%, 04/01/02(c)(d)                    NRR     NRR   1,100      1,143,870
-----------------------------------------------------------------------------
Chicago (City of) (Central Public
 Library); Unlimited Tax
 Series 1988 B GO
  6.85%, 07/01/02(c)(d)                    NRR     NRR   1,575      1,640,637
-----------------------------------------------------------------------------
Chicago (City of); MERLOTS Ltd. VRD
 Series 2000 A12 GO
  2.39%, 01/01/23(b)(e)(h)                  --  VMIG-1  10,000     10,000,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Illinois - (continued)
Du Page & Will (Counties of) Community
 School District #204; Unlimited
 Refunding Tax Series 1993 GO
  4.95%, 12/30/01(e)                       AAA     Aaa $ 1,000 $    1,004,227
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
 Illinois); VRD Series 2000-1304 COP
  2.38%, 06/01/21(b)(e)(h)               A-1+c      --   7,340      7,340,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of
 Chicago); VRD Series 2001-1305 COP
  2.43%, 01/01/35(b)(e)(h)               A-1+c      --   4,950      4,950,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Cook County
 Regional Transportation Authority);
 VRD Series 2000-1301 COP
  2.38%, 07/01/23(b)(e)(h)               A-1+c      --  19,000     19,000,000
-----------------------------------------------------------------------------
East Peoria (City of) (Radnor/East
 Peoria Partnership Project); Multi-
 Family Housing VRD Series 1983 RB
 (LOC-Bank of America NT)
  2.70%, 06/01/08(b)                        --     Aa1   4,270      4,270,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (American College of Surgeons); VRD
 Series 1996 RB (LOC-Northern Trust Co.)
  2.40%, 08/01/26(b)                      A-1+      --   1,285      1,285,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Evanston Northwestern); Refunding VRD
 Series 2001 A RB
  2.30%, 05/01/31(b)                       A-1  VMIG-1   3,500      3,500,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Glenwood School for Boys); VRD Series
 1998 RB (LOC-Harris Trust & Savings
 Bank)
  2.20%, 02/01/33(b)                      A-1+      --   1,000      1,000,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Program); VRD Series
 2001 A RB (LOC-Harris Bank)
  2.35%, 06/28/02(b)(i)                     --      --   2,260      2,260,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Local Government Financing Program);
 VRD Series 1999 A RB
  2.45%, 09/01/29(b)(e)                     --  VMIG-1  10,000     10,000,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Museum of Contemporary Arts Project);
 VRD Series 1994 RB (LOC-Bank One N.A.;
 Northern Trust Co.)
  2.25%, 02/01/29(b)                       A-1  VMIG-1  12,000     12,000,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Trinity Christian College); Series
 2001 RAN (LOC-Allied Irish Bank PLC)
  3.50%, 07/24/02                         SP-1      --   1,760      1,769,020
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (Village Oak Park Residence Corp.
 Project); Refunding Series 2001 RB
 (LOC-Lasalle Bank N.A.)
  2.25%, 07/01/41(b)                      A-1+      --   4,500      4,500,000
-----------------------------------------------------------------------------
Illinois Development Finance Authority
 (World Communications Inc.); Series
 2000 VRD IDR (LOC-Lasalle Bank N.A.)
  2.20%, 08/01/15(b)                        --  VMIG-1   1,500      1,500,000
-----------------------------------------------------------------------------
Illinois Educational Facilities
 Authority (Cultural Pool);
 VRD Series 1985 RB
  2.20%, 12/01/25(b)                        --  VMIG-1   3,150      3,150,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Illinois - (continued)
Illinois Educational Facilities
 Authority (Cultural Pooled Funding);
 Refunding VRD Series 1999 RB (LOC-
 American National Bank & Trust)
  2.30%, 07/01/29(b)                       A-1      -- $ 1,000 $    1,000,000
-----------------------------------------------------------------------------
Illinois Educational Facilities
 Authority (Lake County Family YMCA);
 VRD Series 2000 RB (LOC-Harris Trust &
 Savings Bank)
  2.20%, 11/01/30(b)                      A-1+      --   2,900      2,900,000
-----------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Blessing Hospital);
 VRD Series 1999 B RB
  2.30%, 11/15/29(b)(e)                    A-1  VMIG-1  11,000     11,000,000
-----------------------------------------------------------------------------
Illinois Toll Highway Authority;
 Refunding Toll Highway Priority
 VRD Series 1993 B (LOC-Societe
 Generale)
  2.30%, 01/01/10(b)(e)                   A-1+  VMIG-1  27,200     27,200,000
-----------------------------------------------------------------------------
Northwest Suburban Municipal Joint
 Action Water Agency; Refunding Water
 Supply Systems Series 1997 RB
  5.25%, 05/01/02(e)                       AAA     Aaa   1,000      1,014,751
-----------------------------------------------------------------------------
University of Illinois; MERLOTS VRD
 Series 2000 S RB
  2.39%, 04/01/30(b)(e)(h)                  --  VMIG-1   7,400      7,400,000
-----------------------------------------------------------------------------
Winnebago & Boone (Counties of) School
 Distirct #205 Unlimited Refunding Tax
 Series 1992 C GO
  5.45%, 02/01/02(e)                       AAA     Aaa   1,100      1,109,932
=============================================================================
                                                                  151,937,437
=============================================================================
INDIANA - 1.97%
Auburn (City of) (Sealed Power Corp.
 Project); Economic Development VRD
 Series 1985 IDR (LOC-NBD Bank)
  2.30%, 07/01/10(b)                        --  VMIG-1   1,200      1,200,000
-----------------------------------------------------------------------------
Carmel Clay Independent Schools; Series
 2001 TAN
  3.50%, 12/31/01                        SP-1+      --  10,000     10,016,541
-----------------------------------------------------------------------------
Highland Independent School Building
 Corp.; Series 1992 First Mortgage Notes
 6.75%, 01/15/02(c)(d)                     NRR     NRR   1,000      1,030,289
-----------------------------------------------------------------------------
Indiana Bond Bank (Advanced Funding
 Program Notes); Series 2001 A-2 Notes
   4.00%, 01/22/02                       SP-1+   MIG-1   3,000      3,008,382
-----------------------------------------------------------------------------
Indiana Bond Bank (Short Term Revolving
 Fund Program); Gtd. Series 1993 A RB
  5.80%, 02/01/02                          AAA      --     800        805,884
-----------------------------------------------------------------------------
Indiana Health Facilities Financing
 Authority (Community Mental Health and
 Rehabilitation); VRD Series 1990 RB
 (LOC-Lasalle National Bank)
  2.30%, 11/01/20(b)                      A-1+      --   3,040      3,040,000
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Indiana - (continued)
Indiana Health Facilities Financing
 Authority (Community Hospital Projects);
 Hospital VRD Series 2000 B RB
 (LOC-Bank of America N.A.)
  2.30%, 07/01/28(b)                        A-1+      -- $ 4,550 $    4,550,000
-------------------------------------------------------------------------------
Lake (County of) (Correctional Facilities
 Improvement); Unlimited Tax Series 1999 GO
  4.13%, 01/15/02(e)                         AAA     Aaa   1,000      1,002,602
-------------------------------------------------------------------------------
Purdue University (Student Fee);
 University VRD Series 1990 E RB
  2.25%, 07/01/11(b)                        A-1+  VMIG-1   2,000      2,000,000
-------------------------------------------------------------------------------
Shelby (County of) Jail Building Corp.;
 Series 1992 First Mortgage Bonds
  6.50%, 07/15/02(c)(d)                      NRR     NRR   2,190      2,298,920
-------------------------------------------------------------------------------
Sullivan (City of) National Rural
 Utilities; Commercial Paper Notes
 Series L-5
  2.10%, 10/18/01                           A-1+     P-1   2,000      2,000,000
===============================================================================
                                                                     30,952,618
===============================================================================
IOWA - 1.90%
Iowa Finance Authority (Drake University
 Project); Private College Series 2001 RB
 (LOC-Firstar Bank)
  2.85%, 07/01/11(b)                         A-1      --   1,500      1,500,000
-------------------------------------------------------------------------------
Iowa Finance Authority (Great River
 Medical Center); Health Care Facilities
 Series 2001 RB
  4.00%, 05/15/02(e)                          --     Aaa   1,010      1,017,958
-------------------------------------------------------------------------------
Iowa Finance Authority (Morningside
 College Project); Private College VRD
 Series 2001 RB (LOC-Firstar Bank N.A.)
  2.85%, 07/01/26(b)                         A-1      --   2,000      2,000,000
-------------------------------------------------------------------------------
Iowa Finance Authority (Drake University
 Project); Private College VRD Series
 2001 RB (LOC-Firstar Bank N.A.)
  2.85%, 07/01/31(b)                         A-1      --   3,000      3,000,000
-------------------------------------------------------------------------------
Iowa Finance Authority (YMCA of Greater
 Des Moines); Economic Development VRD
 Series 2000 RB (LOC-Wells Fargo Bank N.A.)
  2.40%, 06/01/10(b)(i)                       --      --   4,000      4,000,000
-------------------------------------------------------------------------------
Iowa Higher Education Loan Authority
 (Palmer Chiropractic University);
 Educational Facilities VRD
 Series 1997 RB
  2.85%, 04/01/27(b)                          --  VMIG-1   1,400      1,400,000
-------------------------------------------------------------------------------
Iowa (State of) School Cash Anticipation
 Program (Iowa School Corps.); Warrant
 Ctfs. Series 2001 A
  3.75%, 06/21/02(e)                       SP-1+   MIG-1   5,000      5,038,585
-------------------------------------------------------------------------------
Mount Vernon (City of) (Cornell College
 Project); Private College
 VRD Series 1985 RB (LOC-U.S. Bank N.A.)
  2.15%, 10/01/15(b)                          --  VMIG-1   2,800      2,800,000
-------------------------------------------------------------------------------
Muscatine (County of) Pollution Control
 (Monsanto Co. Project); Refunding VRD
 Series 1992 RB
  2.30%, 10/01/07(b)                          --     P-1   6,200      6,200,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Iowa - (continued)
Oskaloosa (City of) Private School
 Facilities (William Penn University
 Project); VRD Series 2000 RB (LOC-
 Firstar Bank N.A.)
  2.85%, 07/01/20(b)                         A-1      -- $ 2,910 $    2,910,000
===============================================================================
                                                                     29,866,543
===============================================================================
KANSAS - 1.53%
Kansas City (City of) Pollution Control
 (General Motors Corp. Project); VRD
 Series 1985 IDR
  2.40%, 11/01/07(b)                          --  VMIG-1  14,100     14,100,000
-------------------------------------------------------------------------------
Kansas Development Finance Authority
 (Hays Medical Center);
 VRD Series 2000 N RB (LOC-Firstar Bank)
  2.80%, 05/15/26(b)                          --  VMIG-1   1,200      1,200,000
-------------------------------------------------------------------------------
Kansas Development Finance Authority
 (Kansas State Projects);
 Series 2001 RB
  4.25%, 03/01/02(e)                         AAA     Aaa   1,115      1,122,253
-------------------------------------------------------------------------------
Shawnee (City of) (Shawnee Village
 Associates LP); VRD Series 1984 IDR
 (LOC-Chase Bank of Texas)
  2.25%, 12/01/09(b)                        A-1+      --   3,500      3,500,000
-------------------------------------------------------------------------------
Wichita (City of) (YMCA of Wichita
 Project); Recreational Facilities VRD
 Series 1998 XI RB (LOC-Bank of America
 NT & SA)
  2.35%, 08/01/09(b)                        A-1+      --   4,100      4,100,000
===============================================================================
                                                                     24,022,253
===============================================================================
KENTUCKY - 4.40%
Jefferson (County of) Health System
 (Alliant Health System Inc.); Series
 1998 RB
  4.50%, 10/01/01(e)                         AAA     Aaa   2,540      2,540,000
-------------------------------------------------------------------------------
Kentucky Area Developing Districts
 Financing Trust (Weekly Acquisition
 Lease Program); VRD Series 2000 RB
 (LOC-First Union National Bank)
  2.35%, 06/01/33(b)                         A-1      --  46,385     46,385,000
-------------------------------------------------------------------------------
Kentucky Asset/Liablility Commission
 General Fund; VRD Series 2001 B TRAN
  1.77%, 06/26/02(b)                       SP-1+   MIG-1  10,000     10,000,000
-------------------------------------------------------------------------------
Kentucky Association of Counties Advance
 Revenue/Cash Flow Borrowings; Series
 2001 TRAN
  3.50%, 06/28/02                          SP-1+      --   4,000      4,024,502
-------------------------------------------------------------------------------
Kentucky Interlocal School Transportation
 Association; Series 2001 TRAN
  3.75%, 06/28/02                          SP-1+   MIG-1   3,000      3,022,236
-------------------------------------------------------------------------------
Kentucky Rural Water Finance Corp.
 (Public Project Construction Notes);
 Unlimited Tax Series 2000 GO
  5.00%, 02/01/02                             --   MIG-1   3,000      3,017,651
===============================================================================
                                                                     68,989,389
===============================================================================

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
LOUISIANA - 0.97%
Eagle Tax Exempt Trust (City of New
 Orleans); VRD Series 2000-1801 COP
  2.38%, 12/01/21(b)(e)(h)               A-1+c      -- $ 6,000 $    6,000,000
-----------------------------------------------------------------------------
Ernest N. Morial-New Orleans(City of)
 Exhibit Hall Authority; Refunding
 Special Tax Series 1996 A RB
  4.40%, 07/15/02(e)                       AAA     Aaa   1,475      1,496,077
-----------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax
 Series 1992 A GO
  6.50%, 05/01/02(d)(j)                    NRR     NRR   2,000      2,084,015
-----------------------------------------------------------------------------
Louisiana Public Facilities Authority
 (Glen Retirement System Project); VRD
 Series 2001 RB (LOC-Amsouth Bank)
  2.53%, 08/01/16(b)                        --  VMIG-1   4,000      4,000,000
-----------------------------------------------------------------------------
Monroe (City of); Sales & Use Tax
 Series 2001 RB
  3.00%, 07/01/02(e)                       AAA     Aaa     755        755,000
-----------------------------------------------------------------------------
Monroe (City of) School District;
 Unlimited Tax Series 1994 GO
  7.00%, 03/01/02(e)                       AAA     Aaa   1,000      1,015,792
=============================================================================
                                                                   15,350,884
=============================================================================
MARYLAND - 0.94%
Howard (County of) (Construction &
 Public Improvement);
 Unlimited Tax Series 2000 A GO
  4.50%, 02/15/02                          AAA     Aaa   1,000      1,005,102
-----------------------------------------------------------------------------
Maryland Economic Development Corp.
 (Legal Aid Bureau Inc. Facility); VRD
 Series 2001 RB (LOC-Allfirst Bank)
  2.38%, 02/01/21(b)                       A-1      --   3,000      3,000,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program
 (Washington Suburban Sanitary
 District); Floating Rate Trust Ctfs.
 Unlimited Tax VRD Series 2000-246 GO
  2.36%, 06/01/09(b)(h)                     --  VMIG-1   8,305      8,305,000
-----------------------------------------------------------------------------
Northeast Maryland Waste Disposal
 Authority (Southwest Resource Recovery
 Facility); Refunding Resource Recovery
 Series 1993 RB
  7.05%, 01/01/02(e)                       AAA     Aaa   2,430      2,454,714
=============================================================================
                                                                   14,764,816
=============================================================================
MASSACHUSETTS - 0.75%
Ludlow (City of); Unlimited Refunding
 Tax Series 2001 GO
  5.00%, 06/15/02(e)                        --     Aaa   1,137      1,155,468
-----------------------------------------------------------------------------
Marshfield (City of); Ltd. Tax Series
 2001 GO
  5.50%, 06/15/02(e)                       AAA     Aaa   1,517      1,546,891
-----------------------------------------------------------------------------
Massachusetts Health and Educational
 Facilities Authority;
 Series 1992 D RB
  6.50%, 07/01/02(c)(d)                    NRR     NRR   1,980      2,075,577
-----------------------------------------------------------------------------
Massachusetts (State of); Ltd.
 Refunding Tax Series 1992 B GO
  6.38%, 08/01/02                          AA-     Aa2   1,050      1,082,366
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Massachusetts - (continued)
Quincy (City of); Unlimited Tax Series
 2001 BAN
  3.25%, 03/15/02                           --   MIG-1 $ 4,800 $    4,813,804
-----------------------------------------------------------------------------
South Hadley (City of); Unlimited
 Refunding Tax Series 2001 GO
  4.00%, 06/15/02(e)                        --     Aaa   1,050      1,059,795
=============================================================================
                                                                   11,733,901
=============================================================================
MICHIGAN - 4.80%
Bear Stearns Municipal Securities Trust
 Ctfs. (Detroit Sewage Disposal
 Systems); Refunding VRD Series 1999-81
 Class A RB
  2.33%, 10/01/02(b)(e)(g)(h)            A-1+c      --  15,000     15,000,000
-----------------------------------------------------------------------------
Dearborn Michigan Economic Development
 (Henry Ford Village Inc.); Ltd. Tax
 Obligation VRD Series 1998 IDR (LOC-
 Comerica Bank)
  2.35%, 10/01/23(b)(i)                     --      --   9,800      9,800,000
-----------------------------------------------------------------------------
Detroit (City of) Water Supply System;
 Sr. Lien MERLOTS
 VRD Series 2000 D RB
  2.39%, 07/01/29(b)(e)(h)                  --  VMIG-1  10,000     10,000,000
-----------------------------------------------------------------------------
Farmington Hills Hospital Finance
 Authority (Botsford General Hospital);
 VRD Hospital Series 1991 B RB
  2.80%, 12/15/16(b)(e)                    A-1  VMIG-1   1,500      1,500,000
-----------------------------------------------------------------------------
Jackson (City of) Public Schools (State
 Aid Note); Ltd. Tax
 Series 2001 B GO
  3.25%, 05/22/02(i)                        --      --   3,000      3,011,293
-----------------------------------------------------------------------------
Kent (County of) (Refuse Disposal
 System); Refunding Ltd. Tax
 Series 1997 A GO
  4.63%, 11/01/01                          AAA     Aaa   1,415      1,416,315
-----------------------------------------------------------------------------
Michigan Comprehensive Transportation
 Fund; Refunding Series 1992 B RB
  5.50%, 05/15/02                           AA     Aa3   1,000      1,017,015
-----------------------------------------------------------------------------
Michigan Municipal Bond Authority;
 Series 2001 Revenue Notes
  4.00%, 04/11/02                        SP-1+      --   6,000      6,028,153
-----------------------------------------------------------------------------
Michigan Municipal Bond Authority
 (School Loan Bond Program); Series
 1998 RB
  5.00%, 12/01/01                           AA     Aa1   2,000      2,005,253
-----------------------------------------------------------------------------
Michigan State Hospital Finance
 Authority (Daughters of Charity);
 Series 1991 RB
  7.00%, 11/01/01(d)(j)                    NRR     NRR   8,500      8,697,238
-----------------------------------------------------------------------------
Michigan Strategic Fund (Clark
 Retirement Community Project);
 VRD Ltd. Tax Obligation Series 2001 RB
 (LOC-Fifth Third Bank)
  2.15%, 06/01/31(b)                      A-1+      --   9,000      9,000,000
-----------------------------------------------------------------------------
Michigan Strategic Fund (Leader Dogs
 for the Blind); Ltd. Tax Obligation
 VRD Series 2000 RB (LOC-Comerica Bank)
  2.35%, 02/01/10(b)(i)                     --      --   4,350      4,350,000
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Michigan - (continued)
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible Ltd. Tax
 Obligation VRD Series 1985 RB
 (LOC-Comerica Bank)
  2.35%, 10/01/15(b)                          --  VMIG-1 $ 3,480 $    3,480,000
===============================================================================
                                                                     75,305,267
===============================================================================
MINNESOTA - 2.24%
Brooklyn Center (City of) (Brookdale Corp
 III Project); Refunding VRD
 Series 2001 IDR (LOC-Firstar Bank N.A.)
  2.85%, 12/01/07(b)                         A-1      --   1,700      1,700,000
-------------------------------------------------------------------------------
Brooklyn Center (City of) (Brookdale Corp
 II Project); Refunding VRD
 Series 2001 IDR (LOC-Firstar Bank N.A.)
  2.85%, 12/01/14(b)                         A-1      --   1,000      1,000,000
-------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
 Project); VRD Series 2001 RB
 (LOC-Firstar Bank N.A.)
  2.90%, 05/01/26(b)(i)                       --      --   2,500      2,500,000
-------------------------------------------------------------------------------
Rochester (City of) Health Care
 Facilities; Commercial Paper Notes
 Series 92-B
  2.40%, 11/14/01                           A-1+      --  19,000     19,000,000
-------------------------------------------------------------------------------
St. Paul (City of) Housing and
 Redevelopment Authority (Science Museum
 of Minnesota); VRD Series1997 A RB (LOC-
 Firstar Bank N.A.)
  2.40%, 05/01/27(b)                          --  VMIG-1  11,000     11,000,000
===============================================================================
                                                                     35,200,000
===============================================================================
MISSISSIPPI - 0.46%
Mississippi Business Finance Corp.
 (Mississippi College Project); Refunding
 VRD Series 1999 B RB (LOC-Bank of America
 N.A.)
  2.30%, 02/01/09(b)(f)                       --      --   5,000      5,000,000
-------------------------------------------------------------------------------
Mississippi Gulf Coast Regional Wastewater
 Authority (Wastewater Treatment
 Facilities); Refunding Series 1999 RB
  4.35%, 07/01/02(e)                          --     Aaa   1,255      1,270,170
-------------------------------------------------------------------------------
Mississippi Hospital Equipment &
 Facilities Authority (Magnolia Hospital
 Project); Series 1992 A RB
  7.38%, 10/01/01(c)(d)                      NRR     NRR   1,000      1,020,000
===============================================================================
                                                                      7,290,170
===============================================================================
MISSOURI - 2.16%
Boone (County of) (Boone Hospital Center
 Project); Hospital VRD Series 2000 C RB
 (LOC-Firstar Bank N.A.)
  2.35%, 08/15/20(b)                          --  VMIG-1   2,700      2,700,000
-------------------------------------------------------------------------------
Columbia (City of); Special Obligation VRD
 Series 1988 A RB
 (LOC-Toronto Dominion Bank)
  2.35%, 06/01/08(b)                          --  VMIG-1   1,000      1,000,000
-------------------------------------------------------------------------------

                                            RATING(a)    PAR
                                           S&P MOODY'S  (000)      VALUE
Missouri - (continued)
Kansas (City of) Industrial Development
 Authority (Baptist Health System);
 Hospital VRD Series 1988 A RB (LOC-Bank
 of America N.A.)
  2.20%, 08/01/18(b)                        --  VMIG-1 $ 2,705 $    2,705,000
-----------------------------------------------------------------------------
Missouri Development Finance Board (St.
 Louis Convention Center); Infastructure
 Facilities VRD Series 2000 C RB (LOC-
 Firstar Bank N.A.)
  2.85%, 12/01/20(b)                       A-1      --   8,000      8,000,000
-----------------------------------------------------------------------------
Missouri Health and Educational
 Facilities Authority (Bethesda Health
 Group); Refunding Health Facilities VRD
 Series 2001 A RB (LOC-Firstar Bank N.A.)
  2.85%, 08/01/31(b)                        --  VMIG-1   1,500      1,500,000
-----------------------------------------------------------------------------
Missouri Health and Educational
 Facilities Authority (Drury College
 Project); Refunding Educational
 Facilities VRD Series 1999 RB (LOC-
 Mercantile Bank N.A.)
  2.85%, 08/15/24(b)                        --  VMIG-1  12,710     12,710,000
-----------------------------------------------------------------------------
Missouri Health and Educational
 Facilities Authority (Rockhurst College
 Project); Educational Facilities VRD
 Series 1995 RB
 (LOC-AIB Group)
  2.85%, 11/01/25(b)                        --     Aa3   4,200      4,200,000
-----------------------------------------------------------------------------
Missouri Higher Education Loan Authority;
 Sr. Refunding Student Loan
 Series 1997 N RB
  4.60%, 02/15/02                           --     Aaa   1,000      1,005,108
=============================================================================
                                                                   33,820,108
=============================================================================
MONTANA - 0.22%
Montana Health Facilities Authority
 (Health Care Pooled Loan Program);
 Refunding VRD Series 1985 A RB
  2.30%, 12/01/15(b)(e)                     --  VMIG-1   3,400      3,400,000
=============================================================================
NEBRASKA - 0.17%
Lincoln (City of) Electric Sytems (Power
 Supply Facilities);
 Refunding Series 1992 A RB
  6.00%, 09/01/02(c)(d)                    NRR     NRR   1,500      1,580,655
-----------------------------------------------------------------------------
Nebhelp Inc. (Student Loans); VRD Series
 1985 B RB
  2.25%, 12/01/15(b)(e)                     --  VMIG-1   1,050      1,050,000
=============================================================================
                                                                    2,630,655
=============================================================================
NEVADA - 2.77%
ABN AMRO Munitops Ctfs. Trust; Refunding
 VRD Series 2001-24
 Single Asset Trust Ctfs.
  2.31%, 07/01/09(b)(e)(h)                  --  VMIG-1   5,000      5,000,000
-----------------------------------------------------------------------------
Clark (County of) School District;
 Ltd. Tax Series 2001 E Medium Term Bonds
  4.00%, 06/15/02                           A+     Aa3   1,200      1,210,331
-----------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)      VALUE
Nevada - (continued)
Clark (County of) School District
 (Building & Renovation);
 Ltd. Tax Series 1997 B GO
  5.75%, 06/15/02(e)                        AAA     Aaa $ 1,000 $    1,021,071
------------------------------------------------------------------------------
Clark (County of) Airport Improvement;
 Refunding VRD Series
 1993 A RB (LOC-Bayerisch Hypo-und
 Verinsbank; Dexia Credit Local France;
 Chase Manhattan Bank)
  2.30%, 07/01/12(b)                        A-1  VMIG-1  25,160     25,160,000
------------------------------------------------------------------------------
Las Vegas Valley (City of) Water District
 (SNWA Water Supply); Commercial Paper
 Notes Series A
  2.30%, 10/03/01                          A-1+     P-1  11,000     11,000,000
==============================================================================
                                                                    43,391,402
==============================================================================
NEW JERSEY - 0.20%
Allendale (City of); Unlimited Tax Series
 2001 BAN
  3.40%, 06/28/02(i)                         --      --   3,187      3,204,406
==============================================================================
NEW MEXICO - 0.64%
New Mexico Highway Commission; Sr. Sub
 Lien Tax Series 2000 A RB
  5.50%, 06/15/02                           AA+     Aa2   1,000      1,023,150
------------------------------------------------------------------------------
New Mexico Highway Commission; Sub Lien
 Tax Series 1998 B RB
  3.70%, 06/15/02                           AA-      A1   4,000      4,027,617
------------------------------------------------------------------------------
New Mexico Severance Tax; Supplemental
 Series 2000 C RB
  4.50%, 07/01/02                            A+     Aa3   1,000      1,012,441
------------------------------------------------------------------------------
Santa Fe (City of) Public School Distict;
 Unlimited Tax Series 2001 GO
  3.00%, 08/01/02                            --     Aa3   3,900      3,923,673
==============================================================================
                                                                     9,986,881
==============================================================================
NEW YORK - 0.29%
Cobleskill-Richmondville (Cities of)
 Central School District;
 Unlimited Tax Series 2001 BAN
  3.25%, 06/27/02                            --   MIG-1   4,475      4,493,578
==============================================================================
NORTH CAROLINA - 1.47%
Charlotte-Mecklenberg Hospital Authority;
 North Carolina Health Care
 Systems VRD Series 1996 D RB
  2.35%, 01/15/26(b)                       A-1+  VMIG-1   2,200      2,200,000
------------------------------------------------------------------------------
North Carolina Capital Facilities
 Financing Agency (Queens College);
 Educational Facilities VRD Series 2001
 RB (LOC-Bank of America N.A.)
  2.30%, 03/01/21(b)(f)                      --      --   3,880      3,880,000
------------------------------------------------------------------------------
North Carolina Medical Care Community
 Hospital (Lincoln Health Systems
 Project); VRD Series 1996 A RB (LOC-Bank
 of America N.A.)
  2.30%, 04/01/16(b)                       A-1+      --   5,700      5,700,000
------------------------------------------------------------------------------
North Carolina Medical Care Community
 Hospital (Lutheran Retirement Project);
 VRD Series 1999 RB (LOC-Bank of America
 N.A.)
  2.30%, 01/01/19(b)(f)                      --      --   3,000      3,000,000
------------------------------------------------------------------------------

                                              RATING(a)    PAR
                                             S&P MOODY'S  (000)      VALUE
North Carolina - (continued)
North Carolina Medical Care Community
 Hospital (Pooled Funding Project); VRD
 Series 1996 A RB (LOC-Bank of America
 N.A.)
  2.70%, 10/01/16(b)                          --  VMIG-1 $ 8,290 $    8,290,000
===============================================================================
                                                                     23,070,000
===============================================================================
NORTH DAKOTA - 0.15%
Bismarck (City of) Public School District
 #1; Refunding Unlimited Tax Series 1999 GO
  4.50%, 05/01/02                             --     Aa3   1,000      1,013,240
-------------------------------------------------------------------------------
Fargo(City of); Refunding Water Revenue
 Series 1997 RB
  5.00%, 01/01/02(e)                         AAA     Aaa   1,305      1,312,441
===============================================================================
                                                                      2,325,681
===============================================================================
OHIO - 2.70%
Butler (County of) Hospital Facilities
 (Fort Hamilton-Hughes Hospital); Refunding
 Improvement Series 1991 RB
  7.50%, 01/01/02(d)(j)                      NRR     NRR   5,000      5,150,133
-------------------------------------------------------------------------------
Logan (City of) Hocking (County of) Local
 School District;
 Unlimited Tax Series 2001 BAN
  3.50%, 12/18/01                             --   MIG-1   3,000      3,005,356
-------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
 Village); Refunding Hospital VRD Series
 1996 B RB (LOC-Bank One N.A.)
  2.37%, 06/01/12(b)                         A-1      --   5,875      5,875,000
-------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
 Center Project); Facilities VRD
 Series 2001 RB (LOC-National City Bank)
  2.40%, 05/01/26(b)(i)                       --      --  16,000     16,000,000
-------------------------------------------------------------------------------
Lucas (County of) (Flower Memorial
 Hospital); Hospital Series 1991 A RB
  8.13%, 12/01/01(c)(d)                      NRR     NRR   1,500      1,543,667
-------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
 Hospital Improvement VRD Series 1990 RB
 (LOC-Bank One N.A.)
  2.37%, 08/01/20(b)                         A-1      --   4,490      4,490,000
-------------------------------------------------------------------------------
Ohio Higher Educational Facilities; Series
 1991 II-B RB
  5.88%, 12/01/01(c)(d)                      NRR     NRR   1,000      1,025,216
-------------------------------------------------------------------------------
Ohio Housing Financing Agency (Kenwood
 Congregate Retirement Community Project);
 Multi-Family Housing VRD Series 1985 RB
 (LOC-Morgan Guaranty Trust)
  2.35%, 12/01/15(b)                          --  VMIG-1   3,656      3,656,000
-------------------------------------------------------------------------------
Youngstown (City of) School District;
 Series 2001 BAN
  3.13%, 04/15/02                             --   MIG-1   1,650      1,656,358
===============================================================================
                                                                     42,401,730
===============================================================================

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
OKLAHOMA - 3.78%
Enid (City of) Municipal Authority;
 Refunding Sales Tax & Utility Series
 1992 RB
  6.20%, 02/01/02(d)(j)                      NRR     NRR $ 1,500 $    1,544,188
-------------------------------------------------------------------------------
Lawton (City of) Water Authority; Sales
 Tax & Utility Series 2001 RB
  4.50%, 03/01/02(e)                         AAA     Aaa     615        620,435
-------------------------------------------------------------------------------
  4.50%, 09/01/02(e)                         AAA     Aaa     605        616,716
-------------------------------------------------------------------------------
Muskogee (City of) (Muskogee Mall Ltd.
 Special Project); VRD Series 1985 RB
 (LOC-Boatmen's National Bank)
  2.45%, 12/01/15                             --  VMIG-1   5,100      5,100,000
-------------------------------------------------------------------------------
Oklahoma City Industrial & Cultural
 Facilities (Oklahoma City University
 Project); Refunding VRD Series 1985 RB
  2.30%, 08/01/15(b)                          --  VMIG-1   3,005      3,005,000
-------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
 (Oklahoma County Housing Preservation);
 Series 2000 RB
  2.43%, 01/01/33(b)                        A-1+      --  15,000     15,000,000
-------------------------------------------------------------------------------
Oklahoma Development Financing Authority
 (Capitol Dome Project); VRD Series 2001
 RB (LOC-Bank of America N.A.)
  2.38%, 06/01/11(b)                        A-1+      --   5,665      5,665,000
-------------------------------------------------------------------------------
Oklahoma Development Financing Authority
 (Oklahoma Hospital Association); VRD
 Series 1999 A RB
  2.45%, 06/01/29(b)                        A-1+      --  22,795     22,795,000
-------------------------------------------------------------------------------
Oklahoma Development Financing Authority
 (Oklahoma State System of Higher
 Education); Lease Series 2001 RB
  2.80%, 06/01/02                           AA--      A1     825        825,000
-------------------------------------------------------------------------------
Oklahoma Water Resources Board (Clean
 Water Short-Term Revolving Fund); Series
 2001 RB
  4.00%, 10/01/01                          SP-1+      --   1,100      1,100,000
-------------------------------------------------------------------------------
Tulsa (County of); Unlimited Tax Series
 1998 GO
  3.60%, 11/01/01                             --     Aa2   1,925      1,926,422
-------------------------------------------------------------------------------
Washington (County of) Medical Authority
 (Jane Phillips Medical Center Project);
 Refunding Series 1996 RB
  4.75%, 11/01/01(e)                         AAA      --   1,055      1,056,260
===============================================================================
                                                                     59,254,021
===============================================================================
OREGON - 0.49%
Clackamas (County of) Hospital Facilities
 Authority (Willamette View Inc.
 Project); Elderly Housing Series 1991 RB
  7.00%, 11/15/01(d)(j)                      NRR     NRR   1,150      1,178,007
-------------------------------------------------------------------------------
Multnomah (County of) Higher Education
 (Concordia University Portland Project);
 VRD Series 1999 RB (LOC-Allied Irish
 Bank PLC)
  2.80%, 12/01/29(b)                          --  VMIG-1   1,910      1,910,000
-------------------------------------------------------------------------------
Portland (City of) Community College
 District; Unlimited Tax Series 1992 A GO
  6.00%, 07/01/02(c)(d)                      NRR     NRR   1,500      1,538,590
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Oregon - (continued)
Portland (City of) Community College
 District; Unlimited Tax Series 2001 B GO
  4.00%, 06/01/02                           AA     Aa2 $ 3,005 $    3,031,656
=============================================================================
                                                                    7,658,253
=============================================================================
PENNSYLVANIA - 2.73%
Allegheny (County of); Refunding
 Unlimited Tax
 VRD Series 2000 C-50 GO
  3.15%, 05/01/27(b)                       A-1  VMIG-1   5,000      5,000,000
-----------------------------------------------------------------------------
Bedford (County of) Industrial
 Development Authority (Seton Co.); VRD
 Series 1985 IDR (LOC-First Union
 National Bank)
  2.30%, 11/01/05(b)                       A-1      --   6,500      6,500,000
-----------------------------------------------------------------------------
Bethlehem (City of) Water Authority;
 Series 1992 RB
  6.25%, 11/15/01(c)(d)                    NRR     NRR   2,000      2,007,843
-----------------------------------------------------------------------------
Blairsville-Saltsburg (Cities of)
 School District;
 Unlimited Tax Series 1992 GO
  6.50%, 05/15/02(c)(d)                    NRR     NRR   2,000      2,046,212
-----------------------------------------------------------------------------
Delaware Valley Regional Finance
 Authority; Local Government
 VRD Series 1985 D RB (LOC-Credit
 Suisse First Boston)
  2.35%, 12/01/20(b)                      A-1+  VMIG-1   2,200      2,200,000
-----------------------------------------------------------------------------
Eagle Tax-Exempt Trust (Delaware Valley
 Regional); VRD Series 2001-3801 COP
  2.38%, 08/01/28(b)(e)(h)               A-1+c      --   6,600      6,600,000
-----------------------------------------------------------------------------
Fox Chapel (City of ) Area School
 Distict; Unlimited Tax Series 1992 A GO
  6.30%, 02/15/02(c)(d)                    NRR     NRR   1,000      1,013,309
-----------------------------------------------------------------------------
Franklin (County of) Industrial
 Development Authority (Chambersburg
 Hospital Obligation); Health Care VRD
 Series 2000 RB
  2.38%, 12/01/24(b)(e)                    A-1      --   5,500      5,500,000
-----------------------------------------------------------------------------
Lebanon (County of) Health Facilities
 Authority (United Church of Christ
 Homes); VRD Series 1997 RB (LOC-
 Allfirst Bank)
  2.35%, 12/01/22(b)                       A-1      --   3,900      3,900,000
-----------------------------------------------------------------------------
Montgomery (County of); Unlimited Tax
 Series 1992 GO
  5.50%, 1015/01(d)(j)                     NRR     NRR   1,000      1,020,970
-----------------------------------------------------------------------------
Montgomery (County of) Industrial
 Development Authority (Seton Co.
 Project); VRD Series 1984 IDR (LOC-
 First Union National Bank)
  2.30%, 12/01/04(b)                       A-1      --   2,500      2,500,000
-----------------------------------------------------------------------------
Pennridge School Distict; Unlimited Tax
 Series 1997 A GO
  5.05%, 08/15/02(d)(j)                    NRR     NRR   2,000      2,039,996
-----------------------------------------------------------------------------
University of Pittsburgh of the
 Commonwealth System of Higher
 Education (Pittsburgh Asset Notes-
 Panthers); Refunding
 Series 2001 Revenue Notes
  4.00%, 04/04/02                        SP-1+   MIG-1   2,500      2,509,781
=============================================================================
                                                                   42,838,111
=============================================================================

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
SOUTH CAROLINA - 1.66%
Eagle Tax Exempt Trust (South Carolina
 State Public Service Authority); VRD
 Series 2000-4001 Class A COP
  2.38%, 01/01/22(b)(e)(h)               A-1+c      -- $10,100 $   10,100,000
-----------------------------------------------------------------------------
South Carolina Educational Facilities
 Authority for Private Nonprofit
 Institutions (The Allen University
 Project); Refunding VRD Series 1998 RB
 (LOC-Bank of America N.A.)
  2.35%, 09/01/18(b)                      A-1+      --   1,925      1,925,000
-----------------------------------------------------------------------------
South Carolina Jobs Economic
 Development Authority
 (The Lowman Home Inc. Project); Health
 Facilities Series 1996 First Mortgage
 Notes
  6.63%, 12/01/01(c)(d)                    NRR     NRR   1,000      1,023,973
-----------------------------------------------------------------------------
South Carolina Public Service
 Authority; MERLOTS VRD
 Series 2000 L RB
  2.39%, 01/01/22(b)(e)(h)                  --  VMIG-1   6,500      6,500,000
-----------------------------------------------------------------------------
South Carolina Public Service Authority
 (Santee Coooper); Series 1991 D RB
  6.50%, 07/01/02(c)(d)                    NRR     NRR   5,000      5,244,964
-----------------------------------------------------------------------------
Spartanburg (City of) Waterworks;
 Refunding Series 1992 RB
  6.25%, 06/01/02(d)(j)                    NRR     NRR   1,205      1,244,789
=============================================================================
                                                                   26,038,726
=============================================================================
TENNESSEE - 10.36%
Blount (County of) Public Building
 Authority (Local Government Public
 Improvements); VRD Series 2001 A-1-H
 RB (LOC-KBC Bank N.V.;
 Landesbank Baden-Wurttemberg)
  2.75%, 06/01/20(b)                        --  VMIG-1   1,290      1,290,000
-----------------------------------------------------------------------------
Chattanooga Health, Education &
 Housting Facility Board
 (Southern Adventist University
 Project); VRD Series 2001 RB
  2.30%, 12/01/22(b)(f)                     --      --   2,905      2,905,000
-----------------------------------------------------------------------------
Clarksville Public Building Authority
 (Tennessee Municipal Bond Fund); VRD
 Pooled Funding RB (LOC-Bank of America
 N.A.)
  2.30%, Series 1994 06/01/24(b)          A-1+      --   4,500      4,500,000
-----------------------------------------------------------------------------
  2.30%, Series 1999 06/01/29(b)            --  VMIG-1  22,300     22,300,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Chattanooga);
 VRD Series 2000-4202 COP
  2.38%, 10/01/27(b)(e)(h)               A-1+c      --  14,040     14,040,000
-----------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade Center Hotel
 Associates #1); Refunding VRD Series
 1998 A IDR (LOC-Mellon Bank N.A.)
  2.45%, 09/01/16(b)                        --  VMIG-1   1,000      1,000,000
-----------------------------------------------------------------------------
Hamilton (County of) Industrial
 Development Board (Trade Center Hotel
 Associates #2); Refunding VRD Series
 1998 B IDR (LOC-Mellon Bank N.A.)
  2.45%, 09/01/16(b)                        --  VMIG-1   4,077      4,077,250
-----------------------------------------------------------------------------

                                              RATING(a)     PAR
                                             S&P  MOODY'S  (000)      VALUE
Tennessee - (continued)
Hamilton (County of) Industrial Development
 Board (Trade Center Hotel Associates #3);
 Refunding VRD Series 1998 C IDR
 (LOC-Mellon Bank N.A.)
  2.45%, 09/01/16(b)                           --  VMIG-1 $ 4,677 $    4,677,250
--------------------------------------------------------------------------------
Hamilton (County of) Industrial Development
 Board (Trade Center Hotel Associates #4);
 Refunding VRD Series 1998 D IDR
 (LOC-Mellon Bank N.A.)
  2.45%, 09/01/16(b)                           --  VMIG-1   3,462      3,462,750
--------------------------------------------------------------------------------
Knox (County of) Health, Education &
 Housing Facilities Board (Solutions Group
 Inc. Project); VRD Series 1999 RB
  2.45%, 05/01/29(b)                         A-1+      --  16,500     16,500,000
--------------------------------------------------------------------------------
Knoxville (City of); Refunding Water System
 Series 2001 0 RB
  4.00%, 03/01/02(e)                          AAA     Aaa   1,510      1,518,279
--------------------------------------------------------------------------------
Memphis (City of) Health Education &
 Housing Facility Board (American
 International Group Inc.); Not-For-Profit
 Multi-Family Program VRD Series 2000 RB
  2.43%, 08/01/32(b)                         A-1+      --  10,000     10,000,000
--------------------------------------------------------------------------------
Metropolitan Government of Nashville and
 Davidson Counties Health and Educational
 Facilities Board (Alive Hospice Inc.
 Project); VRD Series 1999 RB
 (LOC-Bank of America N.A.)
  2.30%, 08/01/19(b)(f)                        --      --   3,150      3,150,000
--------------------------------------------------------------------------------
Metropolitan Government of Nashville and
 Davidson Counties Health and Educational
 Facilities Board (Meharry Medical College
 Project); Refunding VRD Series 1998 RB
 (LOC-Nations Bank N.A.)
  2.30%, 08/01/18(b)(f)                        --      --   9,245      9,245,000
--------------------------------------------------------------------------------
Metropolitan Government of Nashville and
 Davidson Counties Health and Educational
 Facilities Board (Pooled Loan Education
 Program); VRD Series 1996 A RB
  2.30%, 10/01/26(b)                         A-1+      --   2,000      2,000,000
--------------------------------------------------------------------------------
Metropolitan Government of Nashville and
 Davidson Counties Industrial Development
 Board; Electric Series 2001 A RB
  4.50%, 05/15/02                              AA     Aa3   1,005      1,016,482
--------------------------------------------------------------------------------
Metropolitan Government of Nashville and
 Davidson Counties Industrial Development
 Board (YMCA of Middle Tennessee); VRD
 Series 1998 RB (LOC-NationsBank N.A.)
  2.30%, 12/01/18(b)(f)                        --      --   1,970      1,970,000
--------------------------------------------------------------------------------
Sevier (County of) Public Building
 Authority (Local Government Public
 Improvement); RB
  2.75%, VRD Series 1999 A-2 06/01/25(b)(e)    --  VMIG-1   2,700      2,700,000
--------------------------------------------------------------------------------
  2.75%, VRD Series 2000 IV B-5
   06/01/22(b)(e)                              --  VMIG-1   5,900      5,900,000
--------------------------------------------------------------------------------
  2.75%, VRD Series 2000 IV B-9
   06/01/11(b)(e)                              --  VMIG-1   5,195      5,195,000
--------------------------------------------------------------------------------
  2.75%, VRD Series 2000 IV B-10
   06/01/12(b)(e)                              --  VMIG-1   2,000      2,000,000
--------------------------------------------------------------------------------
  2.75%, VRD Series 2000 IV B-11
   06/01/25(b)(e)                              --  VMIG-1   1,200      1,200,000
--------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Tennessee - (continued)
Sevier (County of) Public Building
 Authority (Local Government Public
 Improvement); RB - (continued)
  2.75%, VRD Series 2000 IV B-12
   06/01/20(b)(e)                           --  VMIG-1 $ 1,100 $    1,100,000
-----------------------------------------------------------------------------
  2.75%, VRD Series 1999 IV A-3
   06/01/20(b)(e)                           --  VMIG-1   6,000      6,000,000
-----------------------------------------------------------------------------
  2.75%, VRD Series 2000 IV-1
   06/01/23(b)(e)                           --  VMIG-1   7,115      7,115,000
-----------------------------------------------------------------------------
  2.75%, VRD Series 2000 IV G-1
   06/01/26(b)(e)                           --  VMIG-1   1,500      1,500,000
-----------------------------------------------------------------------------
  2.75%, VRD Series 2000 IV G-2
   06/01/22(b)(e)                           --  VMIG-1   9,100      9,100,000
-----------------------------------------------------------------------------
  2.75%, VRD Series 2000 IV G-3
   06/01/22(b)(e)                           --  VMIG-1   7,500      7,500,000
-----------------------------------------------------------------------------
  2.75%, VRD Series 2000 IV E-2
   06/01/21(b)(e)                           --  VMIG-1   9,450      9,450,000
=============================================================================
                                                                  162,412,011
=============================================================================
TEXAS - 9.84%
ABN AMRO Munitops Ctfs. Trust;
 Refunding Unlimited Multistate
 Non-AMT VRD Series 2001-26 Ctfs.
  2.70%, 07/01/09(b)(h)                     --  VMIG-1   3,000      3,000,000
-----------------------------------------------------------------------------
Bastrop (City of) Independent School
 District; Refunding Unlimited Tax
 Series 1992 GO
  5.75%, 02/15/02(c)(d)                    NRR     NRR   1,155      1,167,895
-----------------------------------------------------------------------------
Bexar (County of) Metropolitan Water
 District; Series 1992 RB
  6.63%, 05/01/02(d)(j)                    NRR     NRR   1,825      1,902,312
-----------------------------------------------------------------------------
Carrol (City of) Independent School
 District; Refunding Unlimited Tax
 Series 2001 GO
  4.00%, 02/15/02                          AAA     Aaa   1,105      1,110,268
-----------------------------------------------------------------------------
Collin (County of); Ltd. Tax Note
 Series 2001 GO
  4.38%, 02/15/02                          AAA     Aaa   1,470      1,475,242
-----------------------------------------------------------------------------
Collin (County of); Ltd. Tax Note
 Series 2001 A GO
  3.75%, 02/15/02                          AAA     Aaa   1,440      1,446,589
-----------------------------------------------------------------------------
Dallas (City of) Water & Sewer;
 Commercial Paper Notes Series B
  2.35%, 10/09/01                         A-1+     P-1   4,454      4,454,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston
 Airport); VRD Series 2000-4307 COP
  2.38%, 07/01/28(b)(e)(h)               A-1+c      --  15,750     15,750,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County
 Toll Road); VRD Series 2001-4305 COP
  2.38%, 08/01/14(b)(e)(h)               A-1+c      --   7,390      7,390,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Water &
 Sewer); VRD Series 974305 COP
  2.38, 12/01/27(b)(e)(h)                A-1+c      --  14,005     14,005,000
-----------------------------------------------------------------------------
Harris (County of); Ltd. Certificates
 Obligation Tax Series 1991 GO
  6.50%, 10/01/02(c)(d)                    NRR     NRR   1,000      1,041,279
-----------------------------------------------------------------------------
Harris (County of); Refunding Unlimited
 Tax Series 1991 GO
  6.25%, 10/01/04                          AA+     Aa1   3,000      3,004,320
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Texas - (continued)
Harris (County of) Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); VRD Series 1992
 RB (LOC-Texas Commerce Bank N.A.)
  2.40%, 04/01/17(b)                      A-1+      -- $ 2,950 $    2,950,000
-----------------------------------------------------------------------------
Harris (County of) Health Facilities
 Development Corp. (St. Lukes Episcopal
 Hospital); Refunding VRD Series 2001 B
 RB
  2.70%, 02/15/31(b)                      A-1+      --   8,050      8,050,000
-----------------------------------------------------------------------------
Houston (City of); Commercial Paper
 Notes Series C
  2.60%, 11/15/01                         A-1+     P-1   2,000      2,000,000
-----------------------------------------------------------------------------
Houston (City of) Water & Sewer System;
 Refunding Prior Lien Series 1992 B RB
  5.60%, 12/01/01                           A+      A2   5,000      5,022,629
-----------------------------------------------------------------------------
Lehman Brothers Floating Rate Trust
 (Harris County Toll Road); Unlimited
 Tax Series 1984 GO
  2.45%, 08/01/03(b)(e)(h)                  --  VMIG-1   7,000      7,000,000
-----------------------------------------------------------------------------
Northside Independent School District;
 Refunding Unlimited Tax Series 2001 GO
  5.00%, 02/15/02                          AAA     Aaa   2,860      2,878,859
-----------------------------------------------------------------------------
Northside Independent School District
 (School Buildings);
 Unlimited Tax Series 2001 A GO
  3.00%, 08/01/31                         A-1+  VMIG-1   5,000      5,016,283
-----------------------------------------------------------------------------
Richardson (City of); Ltd. Ctfs.
 Obligation Tax Series 1999 GO
  5.15%, 02/15/02                          AA+     Aa1   1,300      1,309,253
-----------------------------------------------------------------------------
Richardson (City of) Independent School
 District; Refunding Unlimited Tax
 Series 1998 GO
  5.00%, 02/15/02                          AAA     Aaa   2,500      2,515,957
-----------------------------------------------------------------------------
San Antonio (City of); Refunding Water
 Series 1992 RB
  6.50%, 05/15/02(d)(e)(j)                 NRR     NRR   1,745      1,819,644
-----------------------------------------------------------------------------
San Antonio (City of) Texas Electric &
 Gas System; Commercial Paper Notes
 Series A (LOC-Bank of New York)
  2.25%, 10/24/01                         A-1+     P-1  15,000     15,000,000
-----------------------------------------------------------------------------
San Antonio (City of) Electric & Gas;
 Refunding RB
  4.40%, Series 1994 02/01/02               AA     Aa1   1,810      1,816,740
-----------------------------------------------------------------------------
  5.00%, Series 1998 A 02/01/02             AA     Aa1   2,500      2,512,002
-----------------------------------------------------------------------------
Shenandoah (City of) Health Facilities
 (Southwood Ltd I Project); VRD Series
 1984 RB (LOC-Bank of America N.A.)
  2.53%, 12/01/14(b)(i)                     --      --   3,600      3,600,000
-----------------------------------------------------------------------------
Sherman (City of) Higher Education
 Finance Corp. (Austin College Project);
 VRD Series 1997 RB (LOC-Bank of America
 N.A.)
  2.35%, 01/01/18(b)                      A-1+      --  12,800     12,800,000
-----------------------------------------------------------------------------
Texas Municipal Power Agency; Refunding
 Series 1992 RB
  5.75%, 09/01/02(c)(d)                    NRR     NRR   1,740      1,794,913
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Texas - (continued)
Texas (State of); Series 2001 A -L32
 TRAN
  3.75%, 08/29/02                        SP-1+   MIG-1 $19,000 $   19,219,415
-----------------------------------------------------------------------------
Texas Public Finance Authority;
 Refunding Building Series 1992 B RB
  5.88%, 02/01/02(e)                       AAA     Aaa   1,000      1,011,950
-----------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); VRD IDR (LOC-American
 National Bank & Trust)
  2.65%, Series 1985 A 11/01/05(b)         A-1      --     500        500,000
-----------------------------------------------------------------------------
  2.65%, Series 1985 B 11/01/05(b)         A-1      --   1,650      1,650,000
=============================================================================
                                                                  154,214,550
=============================================================================
UTAH - 0.84%
Davis (County of) Housing Authority
 (Fox Creed Apartments); Refunding
 Multi-Family Housing VRD Series 1997 A
 RB (LOC-Bank One N.A.)
  2.37%, 08/15/27(b)                       A-1      --   4,240      4,240,000
-----------------------------------------------------------------------------
Davis (County of) School District;
 Unlimited Tax Series 1991 GO
  6.55%, 12/01/01(c)(d)                    NRR     NRR   1,160      1,164,724
-----------------------------------------------------------------------------
Davis (County of) School District;
 Unlimited Tax Series 2001 GO
  3.50%, 06/01/02                          AAA     Aaa   1,295      1,302,182
-----------------------------------------------------------------------------
JP Morgan Putters (Salt Lake County);
 Hospital VRD Series 2001 186 RB
  2.38%, 05/15/14(b)(e)(h)                A-1+      --   4,995      4,995,000
-----------------------------------------------------------------------------
Tooele (County of) School District;
 Refunding Unlimited Tax Series 1992 GO
  6.45%, 06/01/07(e)                       AAA     Aaa   1,435      1,470,125
=============================================================================
                                                                   13,172,031
=============================================================================
VERMONT - 0.72%
Vermont Educational & Health Buildings
 Financing Agency (Fletcher Allen
 Health Care); Hospital VRD
 Series 2000 B RB
  2.35%, 12/01/30(b)(e)                   A-1+  VMIG-1   8,100      8,100,000
-----------------------------------------------------------------------------
Vermont Student Assistance Corp.;
 Student Loan VRD Series 1985 RB (LOC-
 State Street Bank & Trust Co.)
  2.35%, 01/01/04(b)                        --  VMIG-1   3,140      3,140,000
=============================================================================
                                                                   11,240,000
=============================================================================
VIRGINIA - 1.14%
Norfolk (City of) Industrial
 Development Authority (Children's
 Hospital Project); VRD Series 1998 RB
 (LOC-Wachovia Bank N.A.)
  2.30%, 09/01/05(b)                       A-1      --   1,690      1,690,000
-----------------------------------------------------------------------------
Norfolk (City of) Industrial
 Development Authority (Children's
 Hospital Project); Refunding VRD
 Series 1999 RB
 (LOC-Wachovia Bank N.A.)
  2.30%, 06/01/20(b)(f)                     --      --   1,865      1,865,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Virginia - (continued)
Norfolk (City of) (Sentara Health
 System); Commercial Paper Notes
  2.60%, 10/09/01                         A-1+     P-1 $ 4,000 $    4,000,000
-----------------------------------------------------------------------------
Petersburg (City of) Hospital Authority
 (Southside Regional); Hospital
 Facilities VRD Series 1997 RB (LOC-
 First Union National Bank)
  2.70%, 07/01/17(b)                       A-1      --   4,525      4,525,000
-----------------------------------------------------------------------------
Tazewell (County of) Industrial
 Development Authority (Public Projects
 Interim Funding Program); Series 2000
 A IDR
  5.00%, 12/15/01                           --   MIG-1   3,500      3,514,647
-----------------------------------------------------------------------------
Waynesboro (City of) Industrial
 Development Authority (Residential
 Care Facilities); Refunding VRD Series
 1997 RB (LOC-First Union National
 Bank)
  2.70%, 12/15/28(b)                       A-1      --   2,300      2,300,000
=============================================================================
                                                                   17,894,647
=============================================================================
WASHINGTON - 3.77%
ABN AMRO Munitops Ctfs. Trust;
 Refunding Ltd. Multistate Non-AMT VRD
 Series 2001-1 Ctfs.
  2.31%, 07/01/06(b)(e)(h)                  --  VMIG-1  10,000     10,000,000
-----------------------------------------------------------------------------
Clark (County of) Public Utitlity
 District #001 Series 1995 RB
  6.00%, 01/01/02(c)                       AAA     Aaa   1,000      1,007,779
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 Public Power Supply Systems Project
 No. 2); VRD Series 964703 Class A COP
  2.38%, 07/01/11(b)(e)(h)               A-1+c      --   5,870      5,870,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 State); VRD Series 984701 COP
  2.38%, 05/01/18 (b)(h)                 A-1+c      --  14,400     14,400,000
-----------------------------------------------------------------------------
Issaquah (City of) Community
 Properties; Special VRD Series 2001 A
 RB (LOC-Bank of America N.A.)
  2.30%, 02/15/21(b)                        --  VMIG-1  10,150     10,150,000
-----------------------------------------------------------------------------
Port Seattle (City of); Refunding
 Series 2000 C RB
  4.55%, 02/01/02                         AA--     Aa2   1,000      1,004,259
-----------------------------------------------------------------------------
Port Seattle (City of) Industrial
 Development Corp. (Sysco Food Services
 Project); Refunding VRD Series 1994
 IDR
  2.35%, 11/01/25(b)                      A-1+  VMIG-1   5,550      5,550,000
-----------------------------------------------------------------------------
Seattle (City of); Ltd. Tax
 Series 2001 GO
  3.50%, 08/01/02                          AAA     Aa1   8,095      8,154,418
-----------------------------------------------------------------------------
Snohomish (County of) School District
 Number 002 (Everett); Refunding
 Unlimited Tax Series 2001 GO;
  3.75%, 12/01/01                          AA+     Aa1   1,880      1,881,716
-----------------------------------------------------------------------------
Washington (State of); Unlimited Motor
 Vehicle Fuel Tax
 Series 1992 R-92D GO
  5.75%, 09/01/02                          AA+     Aa1   1,000      1,028,745
=============================================================================
                                                                   59,046,917
=============================================================================

                                             RATING(a)    PAR
                                            S&P MOODY'S  (000)      VALUE
WISCONSIN - 0.70%
Menomonee Falls (City of); Series 2001 BAN
  4.00%, 07/01/02                            --   MIG-1 $ 1,425 $    1,438,564
-------------------------------------------------------------------------------
Milwaukee (County of); Unlimited Corporate
 Purposes Tax Series 1998 A GO
  4.50%, 10/01/01                            AA     Aa3   2,000      2,000,000
-------------------------------------------------------------------------------
Milwaukee (County of); Unlimited Tax
 Series 1992 A GO
  6.50%, 12/01/01(c)(d)                     NRR     NRR   2,125      2,136,946
-------------------------------------------------------------------------------
River Falls (City of) School District;
 Series 2001 BAN
  5.13%, 11/30/01                            --   MIG-1   3,575      3,579,844
-------------------------------------------------------------------------------
Wisconsin Rural Water Construction Loan;
 Community Program Series 2000 A BAN
  5.25%, 01/15/02                            --   MIG-1   1,800      1,810,144
===============================================================================
                                                                    10,965,498
===============================================================================
TOTAL INVESTMENTS - 100.24% (Cost
 $1,572,044,961)(k)                                              1,572,044,961
_______________________________________________________________________________
===============================================================================
OTHER ASSETS LESS LIABILITIES - (0.24)%                             (3,780,125)
_______________________________________________________________________________
===============================================================================
NET ASSETS - 100.00%                                            $1,568,264,836
_______________________________________________________________________________
===============================================================================

INVESTMENT ABBREVIATIONS:
  BAN      Bond Anticipation Notes
  COP      Certificates of Participation
  Ctfs.    Certificates
  GO       General Obligation
  Gtd.     Guaranteed
  IDR      Industrial Development Revenue Bonds
  LOC      Letter of Credit
  Ltd.     Limited
  MERLOTS  Municipal Exempt Receipts Liquidity Optional Tender
  RAC      Revenue Anticipation Certificates
  RAN      Revenue Anticipation Notes
  RB       Revenue Bonds
  Sr.      Senior
  TAN      Tax Anticipation Notes
  TRAN     Tax and Revenue Anticipation Notes
  VRD      Variable Rate Demand Notes


NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Except as indicated in note (f) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security.
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on 09/30/2001.
(c) Secured by an escrow fund of U.S. Treasury obligations.
(d) Subject to an irrevocable call or mandantory put by the issuer. Par value and maturity date reflect such call or put.
(e) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.

(f) The ratings for the following securities are assigned by Fitch IBCA
    ("Fitch")

                             SECURITY                       RATING
                             --------                       ------
       Pulaski (County of) Public Facilities Board           F1+
       Jacksonville (City of) Health Facilities Authority    F1+
       Miami-Dade (County of) Educational Facilities
        Authority                                            F1+
       Miami-Dade (County of) Industrial Development
        Authority                                            F1+
       North Miami (City of) Educational Facilities          F1+
       Palm Beach (County of) Educational Facilities
        Authority                                            F1+
       Palm Beach (County of) Health Facilities Authority    F1+
       Palm Beach (County of)                                F1+
       Tampa (City of)                                       F1+
       Mississippi Business Finance Corp.                    F1+
       North Carolina Capital Facilities Financing Agency    F1+
       North Carolina Medical Care Community Hospital        F1+
       Chattanooga Health, Education & Housing Facility
        Board                                                F1+
       Metropolitan Government of Nashville and Davidson
        Counties Health and Educational Facilities Board
        (Alive Hospice Inc. Project)                         F1+
       Metropolitan Government of Nashville and Davidson
        Counties Health and Educational Facilities Board
        (Meharry Medical College Project)                    F1+
       Metropolitan Government of Nashville and Davidson
        Counties Industrial Development Board                F1+
       Norfolk (City of) Industrial Development Authority    F1+

(g) Restricted Securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities was $ 75,976,000, which represented 4.85% of the Fund's net assets.
(h) These certificates of participation instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically.
(i) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(j) Secured by an escrow fund of state and local government obligations.
(k) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2001
(Unaudited)

ASSETS:
Investments, at value (amortized cost)                        $1,572,044,961
----------------------------------------------------------------------------
Receivables for:
 Investments sold                                                  1,200,000
----------------------------------------------------------------------------
 Interest                                                          8,528,688
----------------------------------------------------------------------------
Investment for deferred compensation plan                             67,512
----------------------------------------------------------------------------
Other assets                                                         111,865
============================================================================
  Total assets                                                 1,581,953,026
============================================================================
LIABILITIES:
Payables for:
 Investments purchased                                            10,595,403
----------------------------------------------------------------------------
 Dividends                                                         2,480,832
----------------------------------------------------------------------------
 Deferred compensation plan                                           67,512
----------------------------------------------------------------------------
Accrued distribution fees                                             89,619
----------------------------------------------------------------------------
Accrued transfer agent fees                                           24,465
----------------------------------------------------------------------------
Accrued operating expenses                                           430,359
============================================================================
  Total liabilities                                               13,688,190
============================================================================
Net assets applicable to shares outstanding                   $1,568,264,836
____________________________________________________________________________
============================================================================
NET ASSETS:
Institutional Class                                           $  872,844,141
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  171,921,553
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $    8,664,564
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  428,985,063
____________________________________________________________________________
============================================================================
Reserve Class                                                 $   21,617,189
____________________________________________________________________________
============================================================================
Resource Class                                                $   64,232,326
____________________________________________________________________________
============================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
INSTITUTIONAL CLASS:
 Authorized                                                   16,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                     872,798,386
____________________________________________________________________________
============================================================================
PRIVATE INVESTMENT CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                     171,909,894
____________________________________________________________________________
============================================================================
PERSONAL INVESTMENT CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                       8,662,276
____________________________________________________________________________
============================================================================
CASH MANAGEMENT CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                     428,982,811
____________________________________________________________________________
============================================================================
RESERVE CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                      21,615,003
____________________________________________________________________________
============================================================================
RESOURCE CLASS:
 Authorized                                                    1,100,000,000
----------------------------------------------------------------------------
 Outstanding                                                      64,229,294
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
 all classes                                                  $         1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended September 30, 2001
(Unaudited)

INVESTMENT INCOME:
Interest                                              $19,184,009
==================================================================
EXPENSES:
Advisory fees                                           1,435,025
------------------------------------------------------------------
Administrative services fees                              103,171
------------------------------------------------------------------
Custodian fees                                             32,405
------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                 423,504
------------------------------------------------------------------
 Personal Investment Class                                 90,742
------------------------------------------------------------------
 Cash Management Class                                     35,599
------------------------------------------------------------------
 Reserve Class                                            104,177
------------------------------------------------------------------
 Resource Class                                            48,555
------------------------------------------------------------------
Transfer agent fees                                       121,926
------------------------------------------------------------------
Directors' fees                                             5,308
------------------------------------------------------------------
Other                                                     195,845
==================================================================
  Total expenses                                        2,596,257
==================================================================
Less: Fees waived                                        (792,168)
==================================================================
  Net expenses                                          1,804,089
==================================================================
Net investment income                                  17,379,920
==================================================================
Net realized gain from investment securities               50,030
==================================================================
Net increase in net assets resulting from operations  $17,429,950
__________________________________________________________________
==================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended September 30, 2001 and the year ended March 31, 2001 (Unaudited)

                                              SEPTEMBER 30,     MARCH 31,
                                                   2001            2001
                                              --------------  --------------
OPERATIONS:
 Net investment income                        $   17,379,920  $   39,911,655
-----------------------------------------------------------------------------
 Net realized gain from investment securities         50,030          11,410
=============================================================================
  Net increase in net assets resulting from
   operations                                     17,429,950      39,923,065
=============================================================================
Distributions to shareholders from net
 investment income:
 Institutional Class                             (13,478,764)    (34,442,821)
-----------------------------------------------------------------------------
 Private Investment Class                         (2,081,026)     (3,865,986)
-----------------------------------------------------------------------------
 Personal Investment Class                          (226,693)         (6,603)
-----------------------------------------------------------------------------
 Cash Management Class                              (825,081)       (494,924)
-----------------------------------------------------------------------------
 Reserve Class                                      (196,939)       (653,105)
-----------------------------------------------------------------------------
 Resource Class                                     (571,417)       (448,216)
-----------------------------------------------------------------------------
Share transactions-net:
 Institutional Class                             (57,109,757)    (34,486,817)
-----------------------------------------------------------------------------
 Private Investment Class                         29,967,986      58,490,952
-----------------------------------------------------------------------------
 Personal Investment Class                         7,939,839         722,437
-----------------------------------------------------------------------------
 Cash Management Class                           413,314,464       9,490,802
-----------------------------------------------------------------------------
 Reserve Class                                     5,745,180      (7,411,477)
-----------------------------------------------------------------------------
 Resource Class                                   48,765,287      11,867,057
=============================================================================
  Net increase in net assets                     448,673,029      38,684,364
=============================================================================
NET ASSETS:
 Beginning of period                           1,119,591,807   1,080,907,443
=============================================================================
 End of period                                $1,568,264,836  $1,119,591,807
_____________________________________________________________________________
=============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in)   $1,568,281,157  $1,119,658,158
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                              (16,321)        (66,351)
_____________________________________________________________________________
=============================================================================
                                              $1,568,264,836  $1,119,591,807
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund offers six different classes of shares, the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date. Discounts, other than original issue, are amortized to unrealized appreciation for financial reporting purposes.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $66,351 as of March 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2004.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, AIM receives a monthly fee with respect to the Fund at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. AIM has agreed to waive fees (excluding Rule 12b-1 distribution plan fees, interest, taxes, directors' fees, federal registration fees, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total annual Fund operating expenses to 0.22%. For the six months ended September 30, 2001, AIM waived fees of $512,503.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2001, AIM was paid $103,171 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2001, AFS was paid $95,512 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to

Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. The Fund may pay a service fee up to 0.25% of the average daily net assets of each Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended September 30, 2001, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $211,752, $60,495, $28,479, $83,342, and
$38,844, respectively, as compensation under the Plan and FMC waived fees of $279,665 for the same period.
 Certain officers and directors of the Fund are officers of AIM, FMC, and AFS. During the six months ended September 30, 2001, the Fund paid legal fees of
$1,615 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in shares outstanding during the six months ended September 30, 2001 and the year ended March 31, 2001 were as follows:

                              SIX MONTHS ENDED                   YEAR ENDED
                             SEPTEMBER 30, 2001                MARCH 31, 2001
                        ------------------------------  ------------------------------
                            SHARES          AMOUNT          SHARES          AMOUNT
                        --------------  --------------  --------------  --------------
Sold:
  Institutional Class    3,105,236,737  $3,105,236,737   5,117,923,565  $5,117,923,565
---------------------------------------------------------------------------------------
  Private Investment
   Class                   220,932,904     220,932,904     363,659,424     363,659,424
---------------------------------------------------------------------------------------
  Personal Investment
   Class*                  171,716,035     171,716,035       2,316,838       2,316,838
---------------------------------------------------------------------------------------
  Cash Management Class    522,889,464     522,889,464     114,545,861     114,545,861
---------------------------------------------------------------------------------------
  Reserve Class            111,319,440     111,319,440     205,761,853     205,761,853
---------------------------------------------------------------------------------------
  Resource Class           120,199,694     120,199,694      60,393,900      60,393,900
---------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        1,688,723       1,688,723       3,302,979       3,302,979
---------------------------------------------------------------------------------------
  Private Investment
   Class                     1,425,033       1,425,033       2,891,461       2,891,461
---------------------------------------------------------------------------------------
  Personal Investment
   Class*                      174,266         174,266           3,936           3,936
---------------------------------------------------------------------------------------
  Cash Management Class        512,821         512,821         440,668         440,668
---------------------------------------------------------------------------------------
  Reserve Class                203,306         203,306         677,266         677,266
---------------------------------------------------------------------------------------
  Resource Class               491,235         491,235         400,474         400,474
---------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (3,164,035,217) (3,164,035,217) (5,155,713,361) (5,155,713,361)
---------------------------------------------------------------------------------------
  Private Investment
   Class                  (192,389,951)   (192,389,951)   (308,059,933)   (308,059,933)
---------------------------------------------------------------------------------------
  Personal Investment
   Class*                 (163,950,462)   (163,950,462)     (1,598,337)     (1,598,337)
---------------------------------------------------------------------------------------
  Cash Management Class   (110,087,821)   (110,087,821)   (105,495,727)   (105,495,727)
---------------------------------------------------------------------------------------
  Reserve Class           (105,777,566)   (105,777,566)   (213,850,596)   (213,850,596)
---------------------------------------------------------------------------------------
  Resource Class           (71,925,642)    (71,925,642)    (48,927,317)    (48,927,317)
=======================================================================================
                           448,622,999  $  448,622,999      38,672,954  $   38,672,954
_______________________________________________________________________________________
=======================================================================================

* The Personal Class commenced sales on December 4, 2000.

NOTE 5 - FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for a share of the Personal Investment Class outstanding throughout the periods indicated.

                                               PERSONAL INVESTMENT CLASS
                                          -------------------------------------
                                           SIX MONTHS
                                              ENDED         DECEMBER 4, 2000
                                          SEPTEMBER 30,  (DATE SALES COMMENCED)
                                              2001         TO MARCH 31, 2001
                                          -------------  ----------------------
Net asset value, beginning of period         $ 1.00              $ 1.00
-------------------------------------------------------------------------------
Net investment income                          0.01                0.01
===============================================================================
Less distributions from net investment
 income                                       (0.01)              (0.01)
===============================================================================
Net asset value, end of period               $ 1.00              $ 1.00
_______________________________________________________________________________
===============================================================================
Total return(a)                                1.14%               0.95%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $8,665              $  722
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
 With fee waivers                              0.72%(b)            0.70%(c)
===============================================================================
 Without fee waivers                           1.04%(b)            1.04%(c)
_______________________________________________________________________________
===============================================================================
Ratio of net investment income to
 average net assets                            2.20%(b)            3.35%(c)
_______________________________________________________________________________
===============================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $24,131,830.
(c) Annualized.

                               DIRECTORS
Frank S. Bayley                                             Carl Frischling
Bruce L. Crockett                                          Robert H. Graham              Tax-Free
Owen Daly II                                             Prema Mathai-Davis              Investments Co.
Albert R. Dowden                                           Lewis F. Pennock              (TFIC)
Edward K. Dunn, Jr.                                         Ruth H. Quigley
Jack M. Fields                                               Louis S. Sklar

                               OFFICERS
Robert H. Graham                                       Chairman & President
Gary T. Crum                                             Sr. Vice President              Cash Reserve
Carol F. Relihan                             Sr. Vice President & Secretary              Portfolio
Dana R. Sutton                                   Vice President & Treasurer              ------------------------------------------
Melville B. Cox                                              Vice President              Personal                SEMI-
Karen Dunn Kelley                                            Vice President              Investment              ANNUAL
Mary J. Benson               Assistant Vice President & Assistant Treasurer              Class                   REPORT
Sheri Morris                 Assistant Vice President & Assistant Treasurer



                           INVESTMENT ADVISOR
                          A I M Advisors, Inc.
                      11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173
                              800-347-1919

                              DISTRIBUTOR
                        Fund Management Company
                      11 Greenway Plaza, Suite 100
                         Houston, TX 77046-1173
                              800-659-1005

                               CUSTODIAN
                         The Bank of New York
                           100 Church Street
                          New York, NY 10286
                                                                                                              SEPTEMBER 30, 2001
                        LEGAL COUNSEL TO FUND
                 Ballard Spahr Andrews & Ingersoll, LLP
                    1735 Market Street, 51st Floor
                     Philadelphia, PA 19103-7599

                      LEGAL COUNSEL TO DIRECTORS
                Kramer, Levin, Naftalis & Frankel LLP
                          919 Third Avenue
                         New York, NY 10022

                           TRANSFER AGENT
                     A I M Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

This report may be distributed only to current shareholders or                                 [AIM LOGO APPEARS HERE]
     to persons who have received a current prospectus.                                        --Registered Trademark--

                                                                                               Fund Management Company

TFIC-SAR-6